Provisions - Schedule of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Provisions [Roll Forward]
Beginning balance	$ 30,407	$ 21,797
Provisions made during year	25,602	24,925
Provisions used/paid during year	(25,248)	(11,318)
Provisions reversed/expired during year	(10,897)	(4,895)
Effect of movements in exchange rates	522	(102)
Ending balance	20,386	30,407
Restructuring provision
Other Provisions [Roll Forward]
Beginning balance	8,053	422
Provisions made during year	18,844	14,706
Provisions used/paid during year	(20,820)	(6,849)
Provisions reversed/expired during year	(727)	0
Effect of movements in exchange rates	540	(226)
Ending balance	5,890	8,053
Warranty provision
Other Provisions [Roll Forward]
Beginning balance	12,894	14,997
Provisions made during year	6,758	6,364
Provisions used/paid during year	(4,428)	(4,369)
Provisions reversed/expired during year	(1,620)	(4,182)
Effect of movements in exchange rates	(37)	84
Ending balance	13,567	12,894
Onerous contracts
Other Provisions [Roll Forward]
Beginning balance	9,460	6,300
Provisions made during year	0	3,855
Provisions used/paid during year	0	0
Provisions reversed/expired during year	(8,550)	(713)
Effect of movements in exchange rates	19	18
Ending balance	929	9,460
Contingent consideration
Other Provisions [Roll Forward]
Beginning balance	0	78
Provisions made during year	0	0
Provisions used/paid during year	0	(100)
Provisions reversed/expired during year	0	0
Effect of movements in exchange rates	0	22
Ending balance	$ 0	$ 0